Quarterly Holdings Report
for
Fidelity® New Markets Income Fund
March 31, 2026
NMI-NPRT1-0526
1.799864.122
Common Stocks - 0.5%
	Shares	Value ($)
BRAZIL - 0.5%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
PRIO SA/Brazil (b)	658,500	8,417,094
Industrials - 0.3%
Passenger Airlines - 0.3%
Azul SA (PN)	527,252	7,513,341
Azul SA ADR	170,726	3,771,078
TOTAL INDUSTRIALS		11,284,419
TOTAL BRAZIL		19,701,513
TOTAL COMMON STOCKS (Cost $13,560,475)		19,701,513

Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
BRAZIL - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Vale SA Series A6, 1.9554% (c) (Cost $8,515,940)	1,356,001	11,322,150

Foreign Government and Government Agency Obligations - 57.4%
		Principal Amount (a)	Value ($)
ALBANIA - 0.1%
Republic of Albania 4.75% 2/14/2035 (h)	EUR	3,149,000	3,563,336
ANGOLA - 1.5%
Angola Republic 8% 11/26/2029 (f)		7,067,000	6,964,529
Angola Republic 8.25% 5/9/2028 (f)		15,596,000	15,720,768
Angola Republic 8.75% 4/14/2032 (f)		7,462,000	7,241,871
Angola Republic 9.125% 11/26/2049 (f)		4,991,000	4,323,030
Angola Republic 9.244% 1/15/2031 (f)		4,307,000	4,354,108
Angola Republic 9.375% 3/31/2033 (f)		3,927,000	3,860,566
Angola Republic 9.375% 5/8/2048 (f)		13,715,000	12,143,090
Angola Republic 9.875% 10/15/2035 (f)		2,494,000	2,497,740
TOTAL ANGOLA			57,105,702
ARGENTINA - 3.1%
Argentine Republic 0.75% 7/9/2030 (i)		35,939,457	30,117,265
Argentine Republic 1% 7/9/2029		11,785,148	10,347,360
Argentine Republic 3.5% 7/9/2041 (i)		5,465,000	3,656,085
Argentine Republic 4.125% 7/9/2035 (i)		56,841,229	41,096,209
Argentine Republic 5% 1/9/2038 (i)		38,137,583	28,755,738
TOTAL ARGENTINA			113,972,657
ARMENIA - 0.5%
Republic of Armenia 3.6% 2/2/2031 (f)		9,998,000	8,897,920
Republic of Armenia 6.75% 3/12/2035 (f)		7,929,000	8,017,012
TOTAL ARMENIA			16,914,932
BAHRAIN - 0.5%
Bahrain Kingdom 5.625% 5/18/2034 (f)		6,629,000	5,840,149
Bahrain Kingdom 5.875% 2/6/2034 (f)		3,327,000	3,093,012
Bahrain Kingdom 6.625% 10/6/2037 (f)		2,491,000	2,258,290
Bahrain Kingdom 7.1% 2/3/2038 (f)		5,088,000	4,770,178
Bahrain Kingdom 7.5% 2/12/2036 (f)		2,403,000	2,360,948
TOTAL BAHRAIN			18,322,577
BENIN - 0.3%
Benin Sukuk SA 6.2% 1/29/2033 (f)		2,429,000	2,254,768
Republic of Benin 7.96% 2/13/2038 (f)		8,091,000	7,915,634
Republic of Benin 8.375% 1/23/2041 (f)		2,303,000	2,272,094
TOTAL BENIN			12,442,496
BERMUDA - 0.2%
Republic of Bermuda 2.375% 8/20/2030 (f)		3,454,000	3,122,632
Republic of Bermuda 3.375% 8/20/2050 (f)		3,253,000	2,223,946
Republic of Bermuda 5% 7/15/2032 (f)		2,484,000	2,474,685
TOTAL BERMUDA			7,821,263
BRAZIL - 1.8%
Brazil Notas do Tesouro Nacional Serie B 12.25% 3/6/2030		8,638,000	11,100,910
Brazil Notas do Tesouro Nacional Serie B 3.875% 6/12/2030		3,133,000	2,990,449
Brazil Notas do Tesouro Nacional Serie B 4.75% 1/14/2050		6,162,000	4,443,110
Brazil Notas do Tesouro Nacional Serie B 5% 1/27/2045		15,275,000	11,996,680
Brazil Notas do Tesouro Nacional Serie B 5.625% 2/21/2047		1,232,000	1,029,335
Brazil Notas do Tesouro Nacional Serie B 6.25% 5/22/2036		5,114,000	5,019,519
Brazil Notas do Tesouro Nacional Serie B 6.625% 3/15/2035		3,704,000	3,789,192
Brazil Notas do Tesouro Nacional Serie B 7.125% 1/20/2037		7,044,000	7,651,263
Brazil Notas do Tesouro Nacional Serie B 8.25% 1/20/2034		7,353,000	8,345,655
Federative Republic of Brazil 7.250% 1/12/2056		9,985,000	9,775,315
TOTAL BRAZIL			66,141,428
CHILE - 1.1%
Chilean Republic 2.45% 1/31/2031		19,614,000	17,934,257
Chilean Republic 3.1% 1/22/2061		15,220,000	9,405,960
Chilean Republic 3.5% 1/31/2034		4,605,000	4,153,710
Chilean Republic 4% 1/31/2052		2,568,000	1,994,694
Chilean Republic 4.34% 3/7/2042		3,603,000	3,159,831
Chilean Republic 5.33% 1/5/2054		6,317,000	5,969,565
TOTAL CHILE			42,618,017
COLOMBIA - 2.7%
Colombian Republic 3% 1/30/2030		15,661,000	14,063,578
Colombian Republic 3.125% 4/15/2031		15,761,000	13,459,894
Colombian Republic 3.875% 2/15/2061		4,365,000	2,464,043
Colombian Republic 4.125% 5/15/2051		4,414,000	2,675,988
Colombian Republic 5% 6/15/2045		22,380,000	16,029,675
Colombian Republic 5.2% 5/15/2049		13,374,000	9,606,544
Colombian Republic 5.375% 1/21/2029		5,192,000	5,153,060
Colombian Republic 5.625% 2/26/2044		7,459,000	5,885,151
Colombian Republic 6.125% 1/18/2041		4,158,000	3,622,865
Colombian Republic 6.125% 1/21/2031		1,878,000	1,847,951
Colombian Republic 6.5% 1/21/2033		3,016,000	2,948,140
Colombian Republic 7.375% 4/25/2030		3,113,000	3,231,294
Colombian Republic 7.375% 9/18/2037		2,387,000	2,377,571
Colombian Republic 7.5% 2/2/2034		2,630,000	2,689,833
Colombian Republic 8% 11/14/2035		3,872,000	4,054,178
Colombian Republic 8% 4/20/2033		2,701,000	2,851,581
Colombian Republic 8.5% 4/25/2035		4,949,000	5,344,920
Colombian Republic 8.75% 11/14/2053		3,661,000	3,923,677
TOTAL COLOMBIA			102,229,943
COSTA RICA - 1.0%
Republic of Costa Rica 5.625% 4/30/2043 (f)		9,767,000	9,083,310
Republic of Costa Rica 6.125% 2/19/2031 (f)		12,447,000	12,720,834
Republic of Costa Rica 6.55% 4/3/2034 (f)		6,609,000	6,970,843
Republic of Costa Rica 7% 4/4/2044 (f)		2,967,000	3,130,185
Republic of Costa Rica 7.3% 11/13/2054 (f)		6,616,000	7,178,360
TOTAL COSTA RICA			39,083,532
COTE D'IVOIRE - 1.1%
Cote d'Ivoire 6.125% 6/15/2033 (f)		8,017,000	7,529,967
Cote d'Ivoire 6.375% 3/3/2028 (f)		3,525,762	3,546,917
Cote d'Ivoire 6.75% 2/25/2041 (f)		7,449,000	6,517,875
Cote d'Ivoire 7.625% 1/30/2033 (f)		7,787,000	7,917,432
Cote d'Ivoire 8.075% 4/1/2036 (f)		8,854,000	8,996,435
Cote d'Ivoire 8.25% 1/30/2037 (f)		4,680,000	4,790,475
TOTAL COTE D'IVOIRE			39,299,101
DOMINICAN REPUBLIC - 2.8%
Dominican Republic 4.5% 1/30/2030 (f)		11,578,000	10,999,100
Dominican Republic 4.875% 9/23/2032 (f)		7,089,000	6,534,286
Dominican Republic 5.3% 1/21/2041 (f)		3,892,000	3,300,416
Dominican Republic 5.875% 1/30/2060 (f)		14,548,000	12,146,925
Dominican Republic 5.95% 1/25/2027 (f)		7,105,000	7,140,525
Dominican Republic 6% 7/19/2028 (f)		11,319,000	11,386,914
Dominican Republic 6.15% 5/17/2038 (f)		6,207,000	5,856,592
Dominican Republic 6.4% 6/5/2049 (f)		3,900,000	3,595,800
Dominican Republic 6.5% 2/15/2048 (f)		1,680,000	1,575,840
Dominican Republic 6.6% 6/1/2036 (f)		2,662,000	2,669,321
Dominican Republic 6.85% 1/27/2045 (f)		12,926,000	12,570,535
Dominican Republic 7.05% 2/3/2031 (f)		8,176,000	8,453,984
Dominican Republic 7.15% 2/24/2055 (f)		4,787,000	4,846,239
Dominican Republic 7.45% 4/30/2044 (f)		13,507,000	14,074,294
TOTAL DOMINICAN REPUBLIC			105,150,771
ECUADOR - 1.8%
Ecuador Government International Bond 5% 7/31/2040 (f)(i)		8,269,757	6,442,141
Ecuador Government International Bond 6.9% 7/31/2030 (f)(i)		17,134,653	16,672,017
Ecuador Government International Bond 6.9% 7/31/2035 (f)(i)		31,392,647	27,531,351
Ecuador Government International Bond 8.75% 1/29/2034 (f)		11,724,000	11,510,037
Ecuador Government International Bond 9.25% 1/29/2039 (f)		6,949,000	6,816,969
TOTAL ECUADOR			68,972,515
EGYPT - 2.8%
Arab Republic of Egypt 6.375% 4/11/2031 (f)	EUR	4,265,000	4,646,292
Arab Republic of Egypt 7.0529% 1/15/2032 (f)		5,182,000	4,902,172
Arab Republic of Egypt 7.3% 9/30/2033 (f)		5,027,000	4,665,056
Arab Republic of Egypt 7.5% 1/31/2027 (f)		11,249,000	11,293,659
Arab Republic of Egypt 7.5% 2/16/2061 (f)		15,842,000	12,046,257
Arab Republic of Egypt 7.6003% 3/1/2029 (f)		6,382,000	6,509,863
Arab Republic of Egypt 7.903% 2/21/2048 (f)		11,085,000	8,972,601
Arab Republic of Egypt 8.5% 1/31/2047 (f)		22,339,000	19,253,455
Arab Republic of Egypt 8.7002% 3/1/2049 (f)		9,885,000	8,627,035
Arab Republic of Egypt 8.875% 5/29/2050 (f)		2,176,000	1,916,304
Arab Republic of Egypt 9.45% 2/4/2033 (f)		1,492,000	1,561,094
Arab Republic of Egypt Treasury Bills 0% 4/14/2026 (j)	EGP	198,875,000	3,615,710
Arab Republic of Egypt Treasury Bills 0% 6/2/2026 (j)	EGP	342,525,000	6,042,460
Arab Republic of Egypt Treasury Bills 0% 6/9/2026 (j)	EGP	286,850,000	5,001,608
Arab Republic of Egypt Treasury Bills 0% 7/7/2026 (j)	EGP	120,300,000	2,076,228
Egyptian Financial Co for Sovereign Taskeek/The 7.95% 10/7/2032 (f)		2,439,000	2,449,976
TOTAL EGYPT			103,579,770
EL SALVADOR - 0.7%
El Salvador Republic 0.25% 4/17/2030 (f)		3,538,000	130,022
El Salvador Republic 7.1246% 1/20/2050 (f)		5,564,000	4,729,400
El Salvador Republic 7.625% 2/1/2041 (f)		7,585,000	7,190,580
El Salvador Republic 7.65% 6/15/2035 (f)		7,268,000	7,115,372
El Salvador Republic 9.25% 4/17/2030 (f)		3,538,000	3,684,827
El Salvador Republic 9.65% 11/21/2054 (f)		2,247,000	2,395,302
TOTAL EL SALVADOR			25,245,503
GABON - 0.2%
Gabonese Republic 6.625% 2/6/2031 (f)		4,355,000	3,640,780
Gabonese Republic 7% 11/24/2031 (f)		6,616,000	5,476,460
TOTAL GABON			9,117,240
GHANA - 0.5%
Ghana Republic 0% 1/3/2030 (f)(j)		1,161,818	977,379
Ghana Republic 0% 7/3/2026 (f)(j)		324,029	318,358
Ghana Republic 5% 7/3/2029 (f)(i)		10,114,650	9,639,262
Ghana Republic 5% 7/3/2035 (f)(i)		9,409,057	7,997,698
TOTAL GHANA			18,932,697
GUATEMALA - 1.3%
Guatemala Government Bond 3.7% 10/7/2033 (f)		1,622,000	1,414,383
Guatemala Government Bond 4.9% 6/1/2030 (f)		1,622,000	1,596,940
Guatemala Government Bond 5.25% 8/10/2029 (f)		5,837,000	5,813,652
Guatemala Government Bond 5.375% 4/24/2032 (f)		3,418,000	3,381,086
Guatemala Government Bond 6.125% 6/1/2050 (f)		9,577,000	9,135,299
Guatemala Government Bond 6.25% 8/15/2036 (f)		8,734,000	8,880,295
Guatemala Government Bond 6.55% 2/6/2037 (f)		4,021,000	4,173,798
Guatemala Government Bond 6.6% 6/13/2036 (f)		8,458,000	8,852,989
Guatemala Government Bond 6.875% 8/15/2055 (f)		3,759,000	3,931,914
TOTAL GUATEMALA			47,180,356
HUNGARY - 2.1%
Hungary Government 2.125% 9/22/2031 (f)		9,009,000	7,630,623
Hungary Government 3.125% 9/21/2051 (f)		15,148,000	8,937,320
Hungary Government 4.25% 5/26/2033 (h)	EUR	4,316,000	4,907,583
Hungary Government 5.25% 6/16/2029 (f)		3,957,000	3,964,815
Hungary Government 5.5% 3/26/2036 (f)		6,674,000	6,490,465
Hungary Government 5.5% 6/16/2034 (f)		6,742,000	6,652,466
Hungary Government 6% 9/26/2035 (f)		4,128,000	4,184,471
Hungary Government 6.75% 9/23/2055 (f)		13,494,000	13,717,731
Hungary Government 6.75% 9/25/2052 (f)		8,419,000	8,678,810
Hungary Government 7% 10/24/2035	HUF	3,163,210,000	9,386,431
Hungary Government 7.625% 3/29/2041		3,568,000	4,037,906
TOTAL HUNGARY			78,588,621
INDONESIA - 1.4%
Indonesia Government 5.125% 1/15/2045 (f)		8,122,000	7,602,192
Indonesia Government 6.625% 2/17/2037 (f)		12,023,000	13,063,290
Indonesia Government 7.75% 1/17/2038 (f)		14,122,000	16,773,406
Indonesia Government 8.5% 10/12/2035 (f)		12,519,000	15,323,256
TOTAL INDONESIA			52,762,144
ISRAEL - 0.3%
Israel Government 5% 1/13/2036		6,321,000	6,092,294
Israel Government 5.875% 1/13/2056		6,424,000	6,067,613
TOTAL ISRAEL			12,159,907
JAMAICA - 0.1%
Jamaican Government 7.875% 7/28/2045		4,858,000	5,562,410
JORDAN - 0.4%
Jordan Government 7.375% 10/10/2047 (f)		7,313,000	6,883,361
Jordan Government 7.5% 1/13/2029 (f)		4,287,000	4,407,829
Jordan Government 7.75% 1/15/2028 (f)		3,486,000	3,563,947
TOTAL JORDAN			14,855,137
KENYA - 0.9%
Republic of Kenya 6.3% 1/23/2034 (f)		10,138,000	8,404,605
Republic of Kenya 7.875% 2/26/2034 (f)		2,027,000	1,841,731
Republic of Kenya 8% 5/22/2032 (f)		2,094,000	2,019,726
Republic of Kenya 8.7% 2/26/2039 (f)		2,494,000	2,252,706
Republic of Kenya 8.8% 10/9/2038 (f)		2,283,000	2,091,228
Republic of Kenya 9.5% 3/5/2036 (f)		8,912,000	8,674,050
Republic of Kenya 9.75% 2/16/2031 (f)		7,073,000	7,256,544
TOTAL KENYA			32,540,590
LEBANON - 0.5%
Lebanon Republic 5.8% (d)(h)		5,539,000	1,304,435
Lebanon Republic 6% (d)(h)		3,409,000	802,820
Lebanon Republic 6.1% (d)(h)		24,190,000	5,696,745
Lebanon Republic 6.2% (d)(h)		3,677,000	865,934
Lebanon Republic 6.375% (d)(h)		11,173,000	2,631,242
Lebanon Republic 6.65% (d)(h)		1,946,000	458,282
Lebanon Republic 6.75% (d)(h)		1,946,000	458,282
Lebanon Republic 8.25% (d)(h)		20,162,000	4,818,718
TOTAL LEBANON			17,036,458
MEXICO - 2.2%
United Mexican States 3.25% 4/16/2030		14,957,000	13,989,282
United Mexican States 4.35% 1/15/2047		7,864,000	5,756,448
United Mexican States 5.375% 3/22/2033		4,534,000	4,429,718
United Mexican States 5.75% 10/12/2110		5,694,000	4,614,987
United Mexican States 6.05% 1/11/2040		22,830,000	22,145,100
United Mexican States 6.125% 2/9/2038		3,726,000	3,640,302
United Mexican States 6.338% 5/4/2053		3,849,000	3,584,843
United Mexican States 6.35% 2/9/2035		5,880,000	6,012,300
United Mexican States 6.4% 5/7/2054		2,847,000	2,661,945
United Mexican States 6.75% 2/9/2056		4,342,000	4,216,082
United Mexican States 6.875% 5/13/2037		3,149,000	3,295,429
United Mexican States 7.375% 5/13/2055		5,789,000	6,078,450
TOTAL MEXICO			80,424,886
MONGOLIA - 0.3%
Mongolia Government 3.5% 7/7/2027 (f)		1,735,000	1,681,215
Mongolia Government 5.95% 3/9/2032 (f)		2,880,000	2,822,400
Mongolia Government 6.625% 2/25/2030 (f)		4,777,000	4,839,101
Mongolia Government 7.875% 6/5/2029 (f)		1,278,000	1,335,510
TOTAL MONGOLIA			10,678,226
MONTENEGRO - 0.4%
Republic of Montenegro 4.875% 4/1/2032 (f)	EUR	2,442,000	2,787,063
Republic of Montenegro 7.25% 3/12/2031 (f)		12,161,000	12,600,377
TOTAL MONTENEGRO			15,387,440
MOROCCO - 0.2%
Moroccan Kingdom 6.5% 9/8/2033 (f)		6,431,000	6,763,804
NIGERIA - 2.3%
Republic of Nigeria 0% 7/28/2026 (j)	NGN	8,769,322,000	5,958,883
Republic of Nigeria 6.125% 9/28/2028 (f)		8,506,000	8,437,952
Republic of Nigeria 6.5% 11/28/2027 (f)		16,243,000	16,324,215
Republic of Nigeria 7.143% 2/23/2030 (f)		7,404,000	7,440,724
Republic of Nigeria 7.625% 11/28/2047 (f)		14,928,000	13,584,480
Republic of Nigeria 7.696% 2/23/2038 (f)		2,270,000	2,182,741
Republic of Nigeria 7.875% 2/16/2032 (f)		9,771,000	9,871,153
Republic of Nigeria 8.375% 3/24/2029 (f)		11,026,000	11,549,735
Republic of Nigeria 9.1297% 1/13/2046 (f)		4,728,000	4,931,304
Republic of Nigeria Treasury Bills 0% 7/14/2026 (j)	NGN	7,750,000,000	5,293,593
TOTAL NIGERIA			85,574,780
OMAN - 1.2%
Oman Sultanate 6% 8/1/2029 (f)		2,860,000	2,932,758
Oman Sultanate 6.25% 1/25/2031 (f)		9,525,000	9,932,194
Oman Sultanate 6.5% 3/8/2047 (f)		11,480,000	11,727,284
Oman Sultanate 6.75% 1/17/2048 (f)		17,798,000	18,559,183
Oman Sultanate 7% 1/25/2051 (f)		1,868,000	2,017,600
TOTAL OMAN			45,169,019
PAKISTAN - 1.2%
Islamic Republic of Pakistan 6% 4/8/2026 (f)		15,995,000	15,966,209
Islamic Republic of Pakistan 6.875% 12/5/2027 (f)		18,845,000	18,571,748
Islamic Republic of Pakistan 7.375% 4/8/2031 (f)		8,231,000	7,630,137
Islamic Republic of Pakistan 7.875% 3/31/2036 (f)		2,784,000	2,495,160
TOTAL PAKISTAN			44,663,254
PANAMA - 1.8%
Panamanian Republic 2.252% 9/29/2032		11,964,000	9,832,284
Panamanian Republic 3.16% 1/23/2030		8,766,000	8,204,976
Panamanian Republic 3.298% 1/19/2033		10,514,000	9,134,887
Panamanian Republic 5.227% 2/23/2034		11,372,000	11,002,325
Panamanian Republic 5.662% 2/23/2038		15,487,000	14,857,659
Panamanian Republic 6.4% 2/14/2035		6,350,000	6,591,300
Panamanian Republic 7.875% 3/1/2057		3,554,000	4,118,707
Panamanian Republic 8% 3/1/2038		3,759,000	4,308,942
TOTAL PANAMA			68,051,080
PARAGUAY - 0.7%
Republic of Paraguay 2.739% 1/29/2033 (f)		3,809,000	3,348,111
Republic of Paraguay 4.95% 4/28/2031 (f)		5,373,000	5,362,254
Republic of Paraguay 5.4% 3/30/2050 (f)		7,800,000	6,942,000
Republic of Paraguay 5.6% 3/13/2048 (f)		2,163,000	1,985,634
Republic of Paraguay 6% 2/9/2036 (f)		2,776,000	2,884,264
Republic of Paraguay 6.65% 3/4/2055 (f)		4,826,000	5,014,214
TOTAL PARAGUAY			25,536,477
PERU - 0.9%
Peruvian Republic 2.783% 1/23/2031		9,025,000	8,239,599
Peruvian Republic 3% 1/15/2034		13,728,000	11,737,097
Peruvian Republic 3.3% 3/11/2041		19,679,000	14,852,725
TOTAL PERU			34,829,421
PHILIPPINES - 0.8%
Philippine Republic 2.65% 12/10/2045		6,155,000	3,871,495
Philippine Republic 2.95% 5/5/2045		2,076,000	1,392,996
Philippine Republic 4.75% 3/5/2035		1,219,000	1,170,240
Philippine Republic 5% 7/17/2033		3,237,000	3,216,769
Philippine Republic 5.5% 1/17/2048		2,384,000	2,291,024
Philippine Republic 5.6% 5/14/2049		4,294,000	4,147,199
Philippine Republic 5.609% 4/13/2033		4,015,000	4,135,450
Philippine Republic 5.95% 10/13/2047		7,712,000	7,798,278
TOTAL PHILIPPINES			28,023,451
POLAND - 0.8%
Bank Gospodarstwa Krajowego 5.375% 5/22/2033 (f)		4,410,000	4,454,100
Bank Gospodarstwa Krajowego 6.25% 7/9/2054 (f)		10,295,000	10,130,280
Republic of Poland 5.375% 2/12/2035		5,938,000	6,035,977
Republic of Poland 5.5% 3/18/2054		1,346,000	1,240,056
Republic of Poland 5.5% 4/4/2053		9,142,000	8,405,704
TOTAL POLAND			30,266,117
QATAR - 0.3%
State of Qatar 5.103% 4/23/2048 (f)		11,231,000	10,341,056
ROMANIA - 2.2%
Romanian Republic 3% 2/14/2031 (f)		14,182,000	12,451,087
Romanian Republic 3.625% 3/27/2032 (f)		4,533,000	3,972,925
Romanian Republic 4% 2/14/2051 (f)		11,338,000	7,294,869
Romanian Republic 5% 7/4/2036 (f)		7,758,000	7,184,830
Romanian Republic 5.75% 9/16/2030 (f)		4,974,000	4,952,861
Romanian Republic 6% 5/25/2034 (f)		6,940,000	6,727,497
Romanian Republic 6.125% 10/7/2037 (f)	EUR	5,944,000	6,649,696
Romanian Republic 6.375% 1/30/2034 (h)		6,276,000	6,238,344
Romanian Republic 6.85% 7/29/2030	RON	21,950,000	4,940,685
Romanian Republic 7.125% 1/17/2033 (f)		6,576,000	6,884,283
Romanian Republic 7.5% 2/10/2037 (f)		7,234,000	7,598,449
Romanian Republic 7.625% 1/17/2053 (f)		2,694,000	2,823,570
Romanian Republic 8% 4/29/2030	RON	13,660,000	3,202,519
TOTAL ROMANIA			80,921,615
RWANDA - 0.2%
Rwanda Republic 5.5% 8/9/2031 (f)		8,837,000	7,891,684
SAUDI ARABIA - 1.0%
Kingdom of Saudi Arabia 2.25% 2/2/2033 (f)		10,423,000	8,753,965
Kingdom of Saudi Arabia 3.45% 2/2/2061 (f)		6,437,000	3,978,066
Kingdom of Saudi Arabia 3.75% 1/21/2055 (f)		8,250,000	5,558,438
Kingdom of Saudi Arabia 4.375% 1/12/2031 (f)		3,674,000	3,587,219
Kingdom of Saudi Arabia 4.5% 10/26/2046 (f)		11,168,000	9,048,872
Kingdom of Saudi Arabia 4.5% 4/22/2060 (f)		5,714,000	4,362,639
Kingdom of Saudi Arabia 4.875% 1/12/2036 (f)		3,830,000	3,712,228
TOTAL SAUDI ARABIA			39,001,427
SENEGAL - 0.2%
Republic of Senegal 4.75% 3/13/2028 (h)	EUR	2,289,333	1,647,213
Republic of Senegal 6.25% 5/23/2033 (f)		4,783,000	2,526,620
Republic of Senegal 6.75% 3/13/2048 (f)		8,740,000	4,402,775
TOTAL SENEGAL			8,576,608
SERBIA - 0.7%
Republic of Serbia 2.125% 12/1/2030 (f)		10,277,000	8,855,485
Republic of Serbia 6% 6/12/2034 (f)		4,651,000	4,651,000
Republic of Serbia 6.25% 5/26/2028 (f)		2,037,000	2,073,666
Republic of Serbia 6.5% 9/26/2033 (f)		9,165,000	9,551,855
TOTAL SERBIA			25,132,006
SOUTH AFRICA - 1.1%
South African Republic 5.65% 9/27/2047		14,357,000	11,162,568
South African Republic 5.75% 9/30/2049		21,222,000	16,447,050
South African Republic 6.125% 12/11/2037 (f)		1,858,000	1,724,929
South African Republic 7.1% 11/19/2036 (f)		6,175,000	6,327,090
South African Republic 7.25% 12/11/2055 (f)		2,481,000	2,268,875
South African Republic 7.3% 4/20/2052		4,848,000	4,494,096
TOTAL SOUTH AFRICA			42,424,608
SRI LANKA - 1.3%
Democratic Socialist Republic of Sri Lanka 3.1% 1/15/2030 (f)(i)		6,883,892	6,350,390
Democratic Socialist Republic of Sri Lanka 3.35% 3/15/2033 (f)(i)		17,156,462	14,269,888
Democratic Socialist Republic of Sri Lanka 3.6% 2/15/2038 (f)(i)		11,318,656	10,116,049
Democratic Socialist Republic of Sri Lanka 3.6% 5/15/2036 (f)(i)		7,719,525	6,822,130
Democratic Socialist Republic of Sri Lanka 3.6% 6/15/2035 (f)(i)		6,892,654	5,221,185
Democratic Socialist Republic of Sri Lanka 4% 4/15/2028 (f)		5,995,186	5,729,899
TOTAL SRI LANKA			48,509,541
TRINIDAD & TOBAGO - 0.3%
Republic of Trinidad & Tobago 6.5% 1/28/2036 (f)		11,461,000	11,346,390
TURKEY - 2.4%
Turkish Republic 4.875% 4/16/2043		15,061,000	10,562,806
Turkish Republic 5.75% 5/11/2047		6,752,000	5,062,312
Turkish Republic 6% 1/14/2041		14,074,000	11,667,347
Turkish Republic 6.3% 3/14/2033		10,660,000	10,076,365
Turkish Republic 6.5% 1/3/2035		11,140,000	10,443,750
Turkish Republic 6.625% 2/17/2045		330,000	279,675
Turkish Republic 6.8% 11/4/2036		3,671,000	3,464,506
Turkish Republic 6.875% 1/14/2038		6,428,000	6,011,080
Turkish Republic 6.95% 9/16/2035		3,490,000	3,346,038
Turkish Republic 7.25% 5/29/2032		2,760,000	2,765,437
Turkish Republic 7.625% 5/15/2034		6,629,000	6,721,806
Turkish Republic 9.125% 7/13/2030		5,708,000	6,231,709
Turkish Republic 9.375% 1/19/2033		1,767,000	1,961,723
Turkish Republic 9.375% 3/14/2029		10,809,000	11,649,508
TOTAL TURKEY			90,244,062
UKRAINE - 1.5%
Ukraine Government 0% 2/1/2030 (f)(i)		2,600,433	1,518,652
Ukraine Government 0% 2/1/2034 (f)(i)		9,717,632	4,139,711
Ukraine Government 0% 2/1/2035 (f)(i)		10,991,378	5,034,051
Ukraine Government 0% 2/1/2036 (f)(i)		6,843,148	3,127,319
Ukraine Government 4% 2/1/2032 (f)(i)		14,300,324	10,296,233
Ukraine Government 4.5% 2/1/2029 (f)(i)		12,790,669	8,953,468
Ukraine Government 4.5% 2/1/2034 (f)(i)		23,125,212	12,279,488
Ukraine Government 4.5% 2/1/2035 (f)(i)		12,964,656	6,754,586
Ukraine Government 4.5% 2/1/2036 (f)(i)		6,746,782	3,447,606
TOTAL UKRAINE			55,551,114
UNITED ARAB EMIRATES - 0.8%
Emirate of Abu Dhabi 3.125% 9/30/2049 (f)		25,207,000	16,548,396
Emirate of Abu Dhabi 5.5% 4/30/2054 (f)		4,754,000	4,553,143
Emirate of Dubai 3.9% 9/9/2050 (h)		11,192,000	7,685,546
TOTAL UNITED ARAB EMIRATES			28,787,085
URUGUAY - 0.5%
Uruguay Republic 5.1% 6/18/2050		17,843,217	16,374,007
Uruguay Republic 5.75% 10/28/2034		3,794,359	3,964,156
TOTAL URUGUAY			20,338,163
UZBEKISTAN - 0.3%
Republic of Uzbekistan 3.9% 10/19/2031 (f)		8,091,000	7,282,952
Republic of Uzbekistan 5.375% 2/20/2029 (f)		3,211,000	3,164,151
TOTAL UZBEKISTAN			10,447,103
VENEZUELA - 1.8%
Venezuela Republic 11.75% (d)(h)		7,134,700	3,620,860
Venezuela Republic 11.95% (d)(h)		32,592,600	16,589,633
Venezuela Republic 9.25% (d)		40,652,000	19,309,701
Venezuela Republic 9.25% (d)(h)		34,548,100	15,633,015
Venezuela Republic 9.375% (d)		24,002,000	11,100,925
TOTAL VENEZUELA			66,254,134
ZAMBIA - 0.3%
Republic of Zambia 0.5% 12/31/2053 (f)		9,401,013	6,113,502
Republic of Zambia 5.75% 6/30/2033 (f)(i)		4,644,826	4,353,073
TOTAL ZAMBIA			10,466,575
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,211,493,775)			2,142,800,229

Non-Convertible Corporate Bonds - 27.5%
		Principal Amount (a)	Value ($)
ANGOLA - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Azule Energy Finance Plc 8.25% 1/22/2031 (f)		3,945,000	3,982,635
Sonangol Finance Ltd 10% 1/29/2031 (f)		4,120,000	4,089,100

TOTAL ANGOLA			8,071,735
AZERBAIJAN - 0.2%
Energy - 0.2%
Energy Equipment & Services - 0.2%
State Oil Co of the Azerbaijan Republic 6.95% 3/18/2030 (h)		7,940,000	8,498,281
BAHRAIN - 0.5%
Energy - 0.5%
Energy Equipment & Services - 0.5%
Bapco Energies BSC Closed 7.5% 10/25/2027 (f)		15,578,000	15,383,275
Bapco Energies BSC Closed 8.375% 11/7/2028 (f)		2,835,000	2,808,068

TOTAL BAHRAIN			18,191,343
BRAZIL - 2.2%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
MercadoLibre Inc 4.9% 1/15/2033		5,100,000	4,936,035
Consumer Staples - 0.4%
Consumer Staples Distribution & Retail - 0.3%
Minerva Luxembourg SA 4.375% 3/18/2031 (f)		3,620,000	3,281,711
Minerva Luxembourg SA 8.875% 9/13/2033 (f)		2,495,000	2,655,952
NBM US Holdings Inc 6.625% 8/6/2029 (f)		3,845,000	3,861,149
			9,798,812
Food Products - 0.1%
Marb Bondco PLC 3.95% 1/29/2031 (f)		7,070,000	6,219,833
TOTAL CONSUMER STAPLES			16,018,645
Energy - 0.5%
Energy Equipment & Services - 0.2%
Yinson Boronia Production BV 8.947% 7/31/2042 (f)		5,420,747	5,861,182
Oil, Gas & Consumable Fuels - 0.3%
MC Brazil Downstream Trading SARL 7.25% 6/30/2031 (f)		6,750,956	6,034,005
PRIO Luxembourg Holding Sarl 6.75% 10/15/2030 (f)		6,125,000	5,958,094
			11,992,099
TOTAL ENERGY			17,853,281
Industrials - 0.1%
Marine Transportation - 0.1%
Yinson Bergenia Production BV 8.498% 1/31/2045 (f)		2,229,942	2,350,916
Materials - 1.1%
Chemicals - 0.1%
Braskem Netherlands Finance BV 5.875% 1/31/2050 (f)		3,600,000	1,494,000
Braskem Netherlands Finance BV 7.25% 2/13/2033 (f)		3,755,000	1,726,737
Braskem Netherlands Finance BV 8% 10/15/2034 (f)		2,935,000	1,364,774
			4,585,511
Metals & Mining - 0.7%
CSN Inova Ventures 6.75% 1/28/2028 (f)		1,880,000	1,374,750
CSN Resources SA 8.875% 12/5/2030 (f)		8,945,000	6,289,230
Samarco Mineracao SA 9% 6/30/2031 pay-in-kind (c)(f)		12,972,763	12,778,172
Usiminas International Sarl 7.5% 1/27/2032 (f)		4,395,000	4,471,956
			24,914,108
Paper & Forest Products - 0.3%
LD Celulose International GmbH 7.95% 1/26/2032 (f)		5,250,000	5,396,869
Suzano Netherlands BV 5.5% 1/15/2036		6,270,000	6,066,225
			11,463,094
TOTAL MATERIALS			40,962,713
TOTAL BRAZIL			82,121,590
CHILE - 2.0%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Empresa Nacional del Petroleo 5.95% 7/30/2034 (f)		2,700,000	2,723,355
Materials - 1.8%
Chemicals - 0.2%
Sociedad Quimica y Minera de Chile SA 5.625% 4/22/2056 (c)(f)		5,970,000	5,818,511
Metals & Mining - 1.6%
Antofagasta PLC 2.375% 10/14/2030 (f)		7,910,000	7,059,280
Antofagasta PLC 5.625% 9/9/2035 (f)		3,375,000	3,348,000
Antofagasta PLC 5.625% 5/13/2032 (f)		4,020,000	4,066,431
Corp Nacional del Cobre de Chile 3.15% 1/14/2030 (f)		5,995,000	5,621,032
Corp Nacional del Cobre de Chile 3.15% 1/15/2051 (f)		5,275,000	3,287,275
Corp Nacional del Cobre de Chile 3.7% 1/30/2050 (f)		10,885,000	7,388,194
Corp Nacional del Cobre de Chile 4.5% 8/1/2047 (f)		4,445,000	3,521,551
Corp Nacional del Cobre de Chile 5.125% 2/2/2033 (f)		3,075,000	3,035,640
Corp Nacional del Cobre de Chile 5.529% 1/30/2037 (f)		3,725,000	3,649,383
Corp Nacional del Cobre de Chile 5.95% 1/8/2034 (f)		3,110,000	3,182,681
Corp Nacional del Cobre de Chile 6.3% 9/8/2053 (f)		6,020,000	6,018,495
Corp Nacional del Cobre de Chile 6.33% 1/13/2035 (f)		2,545,000	2,645,857
Corp Nacional del Cobre de Chile 6.44% 1/26/2036 (f)		2,535,000	2,667,897
Corp Nacional del Cobre de Chile 6.78% 1/13/2055 (f)		4,110,000	4,292,772
			59,784,488
Paper & Forest Products - 0.0%
Celulosa Arauco y Constitucion SA 6.18% 5/5/2032 (f)		2,775,000	2,759,404
TOTAL MATERIALS			68,362,403
Utilities - 0.1%
Electric Utilities - 0.1%
Chile Electricity Lux Mpc II Sarl 5.58% 10/20/2035 (f)		2,404,662	2,417,912
TOTAL CHILE			73,503,670
CHINA - 0.3%
Consumer Discretionary - 0.3%
Broadline Retail - 0.3%
Prosus NV 3.832% 2/8/2051 (f)		4,770,000	3,054,173
Prosus NV 4.193% 1/19/2032 (f)		7,360,000	6,902,797

TOTAL CHINA			9,956,970
COLOMBIA - 1.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Colombia Telecomunicaciones SA ESP 4.95% 7/17/2030 (f)		4,030,000	3,611,988
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Ecopetrol SA 7.75% 2/1/2032		2,485,000	2,512,335
Ecopetrol SA 8.375% 1/19/2036		5,800,000	5,871,630
Ecopetrol SA 8.875% 1/13/2033		11,330,000	11,958,816
Geopark Ltd 5.5% 1/17/2027 (f)		1,870,000	1,809,225
Geopark Ltd 8.75% 1/31/2030 (f)		6,065,000	5,974,025
TOTAL ENERGY			28,126,031
Materials - 0.2%
Metals & Mining - 0.2%
Aris Mining Corp 8% 10/31/2029 (f)		7,555,000	7,787,316
Utilities - 0.3%
Independent Power and Renewable Electricity Producers - 0.3%
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 5.375% 12/30/2030 (f)		9,375,000	8,546,032
Termocandelaria Power SA 7.75% 9/17/2031 (f)		3,402,000	3,454,424
TOTAL UTILITIES			12,000,456
TOTAL COLOMBIA			51,525,791
CONGO DEMOCRATIC REPUBLIC OF - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Ivanhoe Mines Ltd 7.875% 1/23/2030 (f)		4,960,000	5,019,768
COSTA RICA - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Liberty Costa Rica Senior Secured Finance 10.875% 1/15/2031 (f)		2,775,000	2,920,687
COTE D'IVOIRE - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Endeavour Mining PLC 7% 5/28/2030 (f)		8,250,000	8,373,750
CZECH REPUBLIC - 0.2%
Industrials - 0.2%
Aerospace & Defense - 0.2%
Czechoslovak Group AS 5.25% 1/10/2031 (f)	EUR	1,465,000	1,734,595
Czechoslovak Group AS 6.5% 1/10/2031 (f)		5,680,000	5,819,160

TOTAL CZECH REPUBLIC			7,553,755
GEORGIA - 0.2%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Silk Road Group Holding LLC 7.5% 9/15/2030 (f)		4,310,000	4,303,492
Industrials - 0.1%
Ground Transportation - 0.1%
Georgian Railway JSC 4% 6/17/2028 (f)		5,000,000	4,750,000
TOTAL GEORGIA			9,053,492
GHANA - 0.5%
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Kosmos Energy Ltd 7.5% 3/1/2028 (f)		4,090,000	3,931,513
Kosmos Energy Ltd 8.75% 10/1/2031 (f)		15,370,000	13,679,300

TOTAL GHANA			17,610,813
GUATEMALA - 0.7%
Communication Services - 0.4%
Wireless Telecommunication Services - 0.4%
CT Trust 5.125% 2/3/2032 (f)		6,435,000	6,005,786
Millicom International Cellular SA 4.5% 4/27/2031 (f)		5,900,000	5,365,165
Millicom International Cellular SA 7.375% 4/2/2032 (f)		3,290,000	3,337,376
TOTAL COMMUNICATION SERVICES			14,708,327
Utilities - 0.3%
Electric Utilities - 0.1%
Energuate Trust 2 0 6.35% 9/15/2035 (f)		4,725,000	4,633,335
Independent Power and Renewable Electricity Producers - 0.2%
Investment Energy Resources Ltd 6.25% 4/26/2029 (f)		7,100,000	7,014,800
TOTAL UTILITIES			11,648,135
TOTAL GUATEMALA			26,356,462
HUNGARY - 0.2%
Financials - 0.1%
Banks - 0.1%
Magyar Export-Import Bank Zrt 6.125% 12/4/2027 (f)		2,745,000	2,773,328
Utilities - 0.1%
Electric Utilities - 0.1%
MVM Energetika Zrt 6.5% 3/13/2031 (h)		2,730,000	2,817,019
MVM Energetika Zrt 7.5% 6/9/2028 (h)		695,000	721,466
TOTAL UTILITIES			3,538,485
TOTAL HUNGARY			6,311,813
INDONESIA - 0.8%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Medco Laurel Tree Pte Ltd 6.95% 11/12/2028 (f)		11,140,000	11,087,280
Materials - 0.5%
Metals & Mining - 0.5%
Freeport Indonesia PT 4.763% 4/14/2027 (f)		3,580,000	3,572,410
Freeport Indonesia PT 5.315% 4/14/2032 (f)		5,360,000	5,333,897
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT 5.45% 5/15/2030 (f)		9,850,000	9,954,706
TOTAL MATERIALS			18,861,013
TOTAL INDONESIA			29,948,293
ISRAEL - 0.6%
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Energean Israel Finance Ltd 5.375% 3/30/2028 (f)(h)		5,790,000	5,558,774
Energean Israel Finance Ltd 5.875% 3/30/2031 (f)(h)		4,745,000	4,407,652
Leviathan Bond Ltd 6.5% 6/30/2027 (f)(h)		6,125,000	6,113,581
Leviathan Bond Ltd 6.75% 6/30/2030 (f)(h)		3,430,000	3,484,949
TOTAL ENERGY			19,564,956
Financials - 0.1%
Banks - 0.1%
Bank Hapoalim BM 5.252% 1/14/2033 (f)(h)		3,860,000	3,812,540
TOTAL ISRAEL			23,377,496
JAMAICA - 0.1%
Industrials - 0.1%
Transportation Infrastructure - 0.1%
Kingston Airport Revenue Finance Ltd 6.75% 12/15/2036 (f)		1,540,000	1,529,759
Montego Bay Airport Revenue Finance Ltd 6.6% 6/15/2035 (f)		2,260,000	2,195,025

TOTAL JAMAICA			3,724,784
KAZAKHSTAN - 0.4%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
KazMunayGas National Co JSC 3.5% 4/14/2033 (f)		7,650,000	6,845,373
KazMunayGas National Co JSC 5.75% 4/19/2047 (f)		3,855,000	3,571,812
Tengizchevroil Finance Co International Ltd 3.25% 8/15/2030 (f)		3,482,000	3,213,886

TOTAL KAZAKHSTAN			13,631,071
MALAYSIA - 0.7%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
GENM Capital Labuan Ltd 3.882% 4/19/2031 (f)		7,030,000	6,258,457
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Petronas Capital Ltd 3.404% 4/28/2061 (f)		9,670,000	6,394,287
Petronas Capital Ltd 3.5% 4/21/2030 (f)		6,640,000	6,409,227
TOTAL ENERGY			12,803,514
Industrials - 0.2%
Marine Transportation - 0.2%
MISC Capital Two Labuan Ltd 3.75% 4/6/2027 (f)		8,700,000	8,615,915
TOTAL MALAYSIA			27,677,886
MAURITIUS - 0.1%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Axian Telecom Holding & Management PLC 7.25% 7/11/2030 (f)		3,700,000	3,668,217
MEXICO - 3.1%
Communication Services - 0.1%
Media - 0.1%
TV Azteca SAB de CV 8.25% (d)(h)		17,578,000	5,976,519
Energy - 2.2%
Oil, Gas & Consumable Fuels - 2.2%
Petroleos Mexicanos 6.5% 6/2/2041		5,423,000	4,593,281
Petroleos Mexicanos 6.625% 6/15/2035		33,834,000	31,553,588
Petroleos Mexicanos 6.7% 2/16/2032		10,544,000	10,319,940
Petroleos Mexicanos 6.95% 1/28/2060		18,885,000	14,845,499
Petroleos Mexicanos 7.69% 1/23/2050		23,360,000	20,241,440
TOTAL ENERGY			81,553,748
Financials - 0.2%
Capital Markets - 0.2%
Eagle Funding Luxco Sarl 5.5% 8/17/2030 (f)		6,815,000	6,832,037
Materials - 0.2%
Chemicals - 0.2%
Orbia Advance Corp SAB de CV 6.8% 5/13/2030 (f)		8,300,000	8,083,163
Utilities - 0.4%
Independent Power and Renewable Electricity Producers - 0.4%
Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure / Buffalo Energy 7.875% 2/15/2039 (f)		4,723,733	4,942,726
Saavi Energia Sarl 8.875% 2/10/2035 (f)		9,415,000	9,829,260
TOTAL UTILITIES			14,771,986
TOTAL MEXICO			117,217,453
MOROCCO - 0.7%
Materials - 0.7%
Chemicals - 0.7%
OCP SA 3.75% 6/23/2031 (f)		6,525,000	5,937,750
OCP SA 5.125% 6/23/2051 (f)		2,595,000	2,017,276
OCP SA 6.1% 4/30/2030 (f)		5,100,000	5,182,875
OCP SA 6.875% 4/25/2044 (f)		3,435,000	3,417,658
OCP SA 7.5% 5/2/2054 (f)		7,565,000	7,930,503

TOTAL MOROCCO			24,486,062
NIGERIA - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
IHS Holding Ltd 5.625% 11/29/2026 (f)		1,512,000	1,500,811
IHS Holding Ltd 7.875% 5/29/2030 (f)		6,050,000	6,126,654
TOTAL COMMUNICATION SERVICES			7,627,465
Information Technology - 0.0%
Communications Equipment - 0.0%
IHS Netherlands Holdco BV 8% 9/18/2027 (f)		1,471,197	1,468,438
TOTAL NIGERIA			9,095,903
PANAMA - 0.6%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.2%
Sable International Finance Ltd 7.125% 10/15/2032 (f)		7,100,000	6,987,169
Media - 0.2%
Telecomunicaciones Digitales SA 4.5% 1/30/2030 (f)		8,245,000	7,732,573
Wireless Telecommunication Services - 0.1%
C&W Senior Finance Ltd 9% 1/15/2033 (f)		4,040,000	4,045,050
TOTAL COMMUNICATION SERVICES			18,764,792
Industrials - 0.1%
Air Freight & Logistics - 0.1%
Aeropuerto Internacional de Tocumen SA 5.125% 8/11/2061 (f)		3,710,000	2,946,668
TOTAL PANAMA			21,711,460
PARAGUAY - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Celular del Paraguay SA 5.875% 4/15/2027 (f)		1,180,000	1,173,556
PERU - 0.8%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
InRetail Shopping Malls 5.65% 10/16/2032 (f)		4,985,000	4,852,897
Materials - 0.5%
Metals & Mining - 0.5%
Cia de Minas Buenaventura SAA 6.8% 2/4/2032 (f)		6,630,000	6,731,108
Volcan Cia Minera SAA 8.5% 10/28/2032 (f)		9,530,000	9,695,822
TOTAL MATERIALS			16,426,930
Utilities - 0.2%
Electric Utilities - 0.1%
Kallpa Generacion SA 5.5% 9/11/2035 (f)		3,290,000	3,216,304
Independent Power and Renewable Electricity Producers - 0.1%
Niagara Energy SAC 5.746% 10/3/2034 (f)		3,650,000	3,652,373
TOTAL UTILITIES			6,868,677
TOTAL PERU			28,148,504
POLAND - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
ORLEN SA 6% 1/30/2035 (f)		8,595,000	8,756,156
QATAR - 0.7%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
QatarEnergy 2.25% 7/12/2031 (f)		9,365,000	8,217,507
QatarEnergy 3.125% 7/12/2041 (f)		7,760,000	5,616,300
QatarEnergy 3.3% 7/12/2051 (f)		20,105,000	12,924,901

TOTAL QATAR			26,758,708
SAUDI ARABIA - 3.1%
Energy - 2.3%
Oil, Gas & Consumable Fuels - 2.3%
EIG Pearl Holdings Sarl 3.545% 8/31/2036 (f)		16,653,459	14,841,396
Saudi Arabian Oil Co 2.25% 11/24/2030 (f)		11,855,000	10,459,074
Saudi Arabian Oil Co 3.25% 11/24/2050 (f)		13,120,000	8,167,725
Saudi Arabian Oil Co 3.5% 4/16/2029 (f)		15,356,000	14,711,048
Saudi Arabian Oil Co 4.25% 4/16/2039 (f)		14,305,000	12,332,770
Saudi Arabian Oil Co 4.375% 2/2/2031 (f)		6,205,000	6,014,196
Saudi Arabian Oil Co 4.375% 4/16/2049 (f)		12,964,000	10,121,254
Saudi Arabian Oil Co 5% 2/2/2036 (f)		2,440,000	2,344,596
Saudi Arabian Oil Co 5.875% 7/17/2064 (f)		1,625,000	1,476,621
Saudi Arabian Oil Co 6.375% 6/2/2055 (f)		5,560,000	5,525,250
TOTAL ENERGY			85,993,930
Industrials - 0.6%
Construction & Engineering - 0.6%
Greensaif Pipelines Bidco Sarl 5.8528% 2/23/2036 (f)		2,465,000	2,469,930
Greensaif Pipelines Bidco Sarl 6.1027% 8/23/2042 (f)		5,640,000	5,603,002
Greensaif Pipelines Bidco Sarl 6.129% 2/23/2038 (f)		4,970,000	5,021,315
Greensaif Pipelines Bidco Sarl 6.51% 2/23/2042 (f)		3,985,000	4,122,682
TMS Issuer Sarl 5.78% 8/23/2032 (f)		4,320,000	4,373,352
TOTAL INDUSTRIALS			21,590,281
Materials - 0.2%
Chemicals - 0.2%
Ma'aden Sukuk Ltd 5.25% 1/29/2036 (f)		4,115,000	4,003,071
Ma'aden Sukuk Ltd 5.25% 2/13/2030 (f)		4,285,000	4,308,595
TOTAL MATERIALS			8,311,666
TOTAL SAUDI ARABIA			115,895,877
SERBIA - 0.2%
Consumer Discretionary - 0.2%
Distributors - 0.2%
Telecommunications co Telekom Srbija AD Belgrade 7% 10/28/2029 (f)		6,050,000	5,953,200
SOUTH AFRICA - 1.3%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (f)		4,141,000	4,106,940
Industrials - 0.1%
Ground Transportation - 0.1%
Transnet/South Africa 8.25% 2/6/2028 (f)		4,740,000	4,901,160
Materials - 0.6%
Chemicals - 0.6%
Sasol Financing USA LLC 4.375% 9/18/2026		9,305,000	9,250,380
Sasol Financing USA LLC 6.5% 9/27/2028		3,075,000	3,102,890
Sasol Financing USA LLC 8.75% 4/10/2033 (f)		2,410,000	2,410,000
Sasol Financing USA LLC 8.75% 5/3/2029 (f)		6,130,000	6,371,216
TOTAL MATERIALS			21,134,486
Utilities - 0.5%
Electric Utilities - 0.5%
Eskom Holdings 6.35% 8/10/2028 (f)		10,160,000	10,239,375
Eskom Holdings 8.45% 8/10/2028 (f)		6,755,000	7,083,428
TOTAL UTILITIES			17,322,803
TOTAL SOUTH AFRICA			47,465,389
TURKEY - 0.3%
Financials - 0.3%
Banks - 0.3%
Turkiye Ihracat Kredi Bankasi AS 6.375% 1/15/2031 (f)		6,285,000	6,045,353
Turkiye Ihracat Kredi Bankasi AS 6.375% 10/3/2030 (f)		6,560,000	6,336,550

TOTAL TURKEY			12,381,903
UKRAINE - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
NAK Naftogaz Ukraine via Kondor Finance PLC loan participation 7.625% 11/8/2028 pay-in-kind (f)		5,342,754	4,167,348
UNITED ARAB EMIRATES - 2.1%
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Adnoc Murban Rsc Ltd 5.125% 9/11/2054 (f)		8,015,000	6,871,894
Galaxy Pipeline Assets Bidco Ltd 2.16% 3/31/2034 (f)		4,543,307	4,008,105
Galaxy Pipeline Assets Bidco Ltd 2.625% 3/31/2036 (f)		12,740,000	10,803,697
TOTAL ENERGY			21,683,696
Financials - 0.7%
Financial Services - 0.7%
Abu Dhabi Developmental Holding Co PJSC 5.25% 10/2/2054 (f)		6,190,000	5,464,223
Abu Dhabi Developmental Holding Co PJSC 5.5% 5/8/2034 (f)		3,190,000	3,227,928
MDGH GMTN RSC Ltd 2.875% 11/7/2029 (f)		4,415,000	4,111,998
MDGH GMTN RSC Ltd 4.375% 11/22/2033 (f)		3,830,000	3,621,303
MDGH GMTN RSC Ltd 5.084% 5/22/2053 (f)		4,790,000	4,210,985
MDGH GMTN RSC Ltd Series 1, 5.5% 4/28/2033 (f)		3,845,000	3,891,986
TOTAL FINANCIALS			24,528,423
Real Estate - 0.6%
Real Estate Management & Development - 0.6%
Aldar Properties PJSC 5.875% 4/14/2056 (c)(f)		3,685,000	3,374,023
Aldar Properties PJSC 6.6227% 4/15/2055 (c)(h)		7,480,000	7,126,944
Alpha Star Holding IX Ltd 7% 8/26/2028 (h)		8,090,000	7,682,264
Alpha Star Holding VIII Ltd 8.375% 4/12/2027 (h)		4,080,000	4,040,016
TOTAL REAL ESTATE			22,223,247
Utilities - 0.2%
Multi-Utilities - 0.2%
Abu Dhabi National Energy Co PJSC 4% 10/3/2049 (f)		2,230,000	1,685,322
Abu Dhabi National Energy Co PJSC 4.375% 1/24/2029 (f)		3,960,000	3,908,322
Abu Dhabi National Energy Co PJSC 4.75% 3/9/2037 (f)		6,205,000	5,817,312
TOTAL UTILITIES			11,410,956
TOTAL UNITED ARAB EMIRATES			79,846,322
UZBEKISTAN - 0.6%
Materials - 0.6%
Metals & Mining - 0.6%
Navoi Mining & Metallurgical Combinat 6.7% 10/17/2028 (f)		3,475,000	3,534,770
Navoi Mining & Metallurgical Combinat 6.75% 5/14/2030 (f)		9,070,000	9,321,239
Navoi Mining & Metallurgical Combinat 6.95% 10/17/2031 (f)		3,080,000	3,203,200
Navoiyuran State Enterprise 6.7% 7/2/2030 (f)		4,785,000	4,792,178

TOTAL UZBEKISTAN			20,851,387
VENEZUELA - 1.8%
Energy - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
Petroleos de Venezuela SA 5.375% (d)(h)		71,995,000	23,862,743
Petroleos de Venezuela SA 5.5% (d)(h)		87,075,000	29,100,465
Petroleos de Venezuela SA 8.5% (d)(h)		13,322,500	13,627,585

TOTAL VENEZUELA			66,590,793
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $1,099,876,165)			1,027,597,688

Preferred Securities - 1.3%
	Principal Amount (a)	Value ($)
BRAZIL - 0.1%
Consumer Staples - 0.1%
Food Products - 0.1%
Cosan Overseas Ltd 8.25% (e)(h)	2,070,000	1,993,267
CHILE - 0.2%
Financials - 0.2%
Banks - 0.2%
Banco de Credito e Inversiones SA 7.5% (c)(e)(f)	3,860,000	4,041,135
Banco de Credito e Inversiones SA 8.75% (c)(e)(f)	4,120,000	4,356,937

TOTAL CHILE		8,398,072
MEXICO - 0.9%
Financials - 0.3%
Banks - 0.3%
Banco Mercantil del Norte SA/Grand Cayman 7.625% (c)(e)(f)	7,470,000	7,595,933
Banco Mercantil del Norte SA/Grand Cayman 8.375% (c)(e)(f)	2,605,000	2,712,873
TOTAL FINANCIALS		10,308,806
Materials - 0.6%
Construction Materials - 0.6%
Cemex SAB de CV 5.125% (c)(e)(f)	12,395,000	12,372,847
Cemex SAB de CV 7.2% (c)(e)(f)	9,525,000	9,710,000
TOTAL MATERIALS		22,082,847
TOTAL MEXICO		32,391,653
RUSSIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Tinkoff Bank JSC Via TCS Finance Ltd loan participation 6% (c)(d)(e)(f)(g)	6,660,000	333,000
UNITED ARAB EMIRATES - 0.1%
Financials - 0.1%
Banks - 0.1%
Emirates NBD Bank PJSC 6.25% (c)(e)(h)	3,890,000	3,850,450
TOTAL PREFERRED SECURITIES (Cost $53,527,557)		46,966,442

U.S. Treasury Obligations - 2.4%
	Yield (%) (m)	Principal Amount (a)	Value ($)
US Treasury Bonds 2.875% 5/15/2052	3.12 to 5.02	27,693,600	19,205,944
US Treasury Bonds 3.625% 2/15/2053	3.96 to 5.06	3,650,400	2,929,731
US Treasury Notes 4.125% 3/31/2031	3.73 to 3.81	11,778,700	11,861,979
US Treasury Notes 4.125% 5/31/2032	3.94 to 4.20	33,197,700	33,287,882
US Treasury Notes 4.25% 5/15/2035	4.38 to 4.46	20,785,300	20,730,089
TOTAL U.S. TREASURY OBLIGATIONS (Cost $94,650,031)			88,015,625

Money Market Funds - 9.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (n) (Cost $367,815,175)	3.69	367,743,134	367,816,683

TOTAL INVESTMENT IN SECURITIES - 99.3% (Cost $3,849,439,118)	3,704,220,330
NET OTHER ASSETS (LIABILITIES) - 0.7% (k)(l)	27,142,920
NET ASSETS - 100.0%	3,731,363,250

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	1,634	6/2026	181,374,000	(3,105,107)

The notional amount of long futures as a percentage of Net Assets is 4.9%.

Credit Default Swaps
Underlying Reference	Maturity Date	Clearinghouse / Counterparty(1)	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
5Y CDX EMIG CDSI Series 45 Index	6/2031	ICE	(1%)	Quarterly	90,700,000	68,254	0	68,254

(1)Swaps with Intercontinental Exchange (ICE) are centrally cleared swaps.

(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(2)	Maturity Date	Notional Amount(3)		Value ($)	Upfront Premium Received/ (Paid) ($)(4)	Unrealized Appreciation/ (Depreciation) ($)
7.45%	Lunar	1D TIIE(1)	Lunar	CME	8/2026	MXN	95,000,000	12,576	0	12,576

(1)Represents floating rate.

(2)Swaps with CME Group (CME) are centrally cleared swaps.

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

(4)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Currency Abbreviations
EGP	-	Egyptian Pound
EUR	-	European Monetary Unit (Euro)
HUF	-	Hungarian Forint
MXN	-	Mexican Peso
NGN	-	Nigerian Naira
RON	-	Romanian Leu

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Non-income producing - Security is in default.
(e)	Security is perpetual in nature with no stated maturity date.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,113,545,768 or 56.6% of net assets.

(g)	Level 3 security.
(h)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $209,596,503 or 5.6% of net assets.

(i)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(j)	Zero coupon bond which is issued at a discount.
(k)	Includes $3,063,750 of cash collateral to cover margin requirements for futures contracts.
(l)	Includes $1,938,697 of cash collateral segregated to cover margin requirements for centrally cleared swaps.
(m)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	589,813,396	886,835,419	1,108,833,639	5,412,756	(5,259)	6,766	367,816,683	367,743,134	0.6%
Fidelity Securities Lending Cash Central Fund	-	40,763,050	40,763,050	1,102	-	-	-	-	0.0%
Total	589,813,396	927,598,469	1,149,596,689	5,413,858	(5,259)	6,766	367,816,683

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Foreign Government and Government Agency Obligations, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

Credit Risk
The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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